UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Durus Capital Management LLC
Address: 20 Marshall Street, Suite 320
         South Norwalk, CT  06854

13F File Number:  28-10001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Schmidt
Title:     COO
Phone:     203-899-3102

Signature, Place, and Date of Signing:

     /s/  Douglas Schmidt     South Norwalk, CT     May 08, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $245,815 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABGENIX INC                    COM              00339B107     2990   343700 SH       SOLE                   343700        0        0
AKSYS LTD                      COM              010196103    36983  5283248 SH       SOLE                  5283248        0        0
ALKERMES INC                   COM              01642T108     7963   877900 SH       SOLE                   877900        0        0
ALLOS THERAPEUTICS INC         COM              019777101    20639  5159960 SH       SOLE                  5159960        0        0
AMGEN INC                      COM              031162100    10163   176600 SH       SOLE                   176600        0        0
ATRIX LABS INC                 COM              04962L101     6189   440495 SH       SOLE                   440495        0        0
CARDIAC SCIENCE INC            COM NEW          141410209     7502  3290500 SH       SOLE                  3290500        0        0
CELGENE CORP                   COM              151020104     1285    49253 SH       SOLE                    49253        0        0
CV THERAPEUTICS INC            COM              126667104     6279   348262 SH       SOLE                   348262        0        0
ESPERION THERAPEUTICS INC      COM              29664R106    56066  5634756 SH       SOLE                  5634756        0        0
GEN-PROBE INC NEW              COM              36866T103     3444   152100 SH       SOLE                   152100        0        0
GUILFORD PHARMACEUTICALS INC   COM              401829106     4638  1253586 SH       SOLE                  1253586        0        0
HCA INC                        COM              404119109     2482    60000 SH       SOLE                    60000        0        0
IDX SYS CORP                   COM              449491109      571    36400 SH       SOLE                    36400        0        0
IGEN INC                       COM              449536101     2771    78300 SH       SOLE                    78300        0        0
INCYTE GENOMICS INC            COM              45337C102     2880   963200 SH       SOLE                   963200        0        0
MARTEK BIOSCIENCES CORP        COM              572901106      359    12600 SH       SOLE                    12600        0        0
NEKTAR THERAPEUTICS            COM              640268108    12079  1911293 SH       SOLE                  1911293        0        0
NEUROCRINE BIOSCIENCES INC     COM              64125C109     4742   113500 SH       SOLE                   113500        0        0
NOVOSTE CORP                   COM              67010C100    15767  1738362 SH       SOLE                  1738362        0        0
PFIZER INC                     COM              717081103     6512   209000 SH       SOLE                   209000        0        0
PROTEIN DESIGN LABS INC        COM              74369L103     2284   308700 SH       SOLE                   308700        0        0
REGENERON PHARMACEUTICALS      COM              75886F107      414    55000 SH       SOLE                    55000        0        0
SHIRE PHARMACEUTICALS GRP PL   SPONSORED ADR    82481R106     4725   255000 SH       SOLE                   255000        0        0
STERICYCLE INC                 COM              858912108      752    20000 SH       SOLE                    20000        0        0
VARIAN INC                     COM              922206107      430    15000 SH       SOLE                    15000        0        0
VICURON PHARMACEUTICALS INC    COM              926471103    24906  2299700 SH       SOLE                  2299700        0        0